Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We recognize the critical importance of safeguarding the security of the Gongwuyuan platform, our computer systems, networks, and other technology assets. We have established a comprehensive cybersecurity management program. This program is designed to standardize the security management of our computer networks and ensure the stable and secure operation of our information systems. It applies to all aspects of our network information systems.

To enhance our cybersecurity risk management practices, we may engage evaluators, consultants, auditors, or other third parties to assist with assessments and oversight of our systems and controls. We actively monitor for any cybersecurity events to evaluate their potential impact on our business strategy, operations, and financial condition. As of the date of this annual report, we have not experienced any material cybersecurity incidents, nor have we identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations, or financial condition.

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this annual report, we have not experienced any material cybersecurity incidents, nor have we identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations, or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our board of directors is responsible for overseeing the Company’s cybersecurity risk management framework. It receives and reviews reports from management on material cybersecurity risks and issues as appropriate. In addition, we are in the process of strengthening our internal governance procedures by formalizing a cross-functional cybersecurity working group composed of representatives from our technology, legal, compliance, and operations teams. This working group is expected to support the board’s oversight by conducting regular risk assessments, tracking mitigation efforts, and reporting significant cybersecurity developments or incidents. In the event of a significant cybersecurity threat or incident, this working group will coordinate an internal response and, if necessary, engage external experts and notify the board promptly. We are committed to continuously improving our cybersecurity infrastructure, policies, and employee awareness to maintain the integrity, confidentiality, and availability of our systems and data.